Commitments and Contingencies Commitments and Contingencies (purchase commitments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	$ 173
Unrecorded Unconditional Purchase Obligation, Due within Two Years	45
Unrecorded Unconditional Purchase Obligation, Due within Three Years	23
Unrecorded Unconditional Purchase Obligation, Due within Four Years	4
Unrecorded Unconditional Purchase Obligation, Due within Five Years	0
Unrecorded Unconditional Purchase Obligation, Due after Five Years	0
Unrecorded Unconditional Purchase Obligation	$ 245